Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions
Fund assets at fair value	£ 31,845	£ 32,757	£ 37,111	£ 37,598	£ 57,787
Present value of fund liabilities	(26,625)	(27,287)	(29,592)	(27,601)	(46,808)
Funded status	5,220	5,470	7,519	£ 9,997	£ 10,979
Retirement benefit asset (liability)	156	110	102
Asset ceiling/minimum funding
Pensions
Retirement benefit asset (liability)	£ (5,064)	£ (5,360)	£ (7,417)